SCHEDULE OF PENNY WARRANTS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Strike price		$ 34.38
Term		6 years 5 months 12 days
Volatility		45.00%
Risk-free rate		4.20%
May 2024 Penny Warrants [Member]
Class of Warrant or Right [Line Items]
Stock price	$ 10.71
Strike price	$ 0.09
Term	10 years
Volatility	88.00%
Risk-free rate	4.50%
June 2024 Penny Warrants [Member]
Class of Warrant or Right [Line Items]
Stock price	$ 7.65
Strike price	$ 0.09
Term	10 years
Volatility	91.00%
Risk-free rate	4.40%
September 2024 Penny Warrants [Member]
Class of Warrant or Right [Line Items]
Stock price	$ 4.77
Strike price	$ 0.09
Term	10 years
Volatility	90.00%
Risk-free rate	3.80%
December 2024 Penny Warrants [Member]
Class of Warrant or Right [Line Items]
Stock price	$ 2.78
Strike price	$ 0.01
Term	10 years
Volatility	90.00%
Risk-free rate	4.60%